Commitments and Contingencies	6 Months Ended	11 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Commitments and Contingencies
5. COMMITMENTS AND CONTINGENCIES
Leases — The Company leases office spaces under noncancelable operating lease agreements, which expire through 2029. The Company is required to pay property taxes, insurance, and normal maintenance costs for certain of these facilities and will be required to pay any increases over the base year of these expenses on the remainder of the Company’s facilities. The Company recognizes rent expense on a straight-line basis over the lease term. Rent expense for operating leases for the three months ended June 30, 2022 and 2021 was $
0.5
 million and $
0.4
 million, respectively. Rent expense for operating leases for the six months ended June 30, 2022 and 2021 was $
1.0
 million and $
0.8
 million, respectively. The Company has accrued $
0.4
 million in deferred rent as of June 30, 2022 and December 31, 2021, respectively, primarily relating to one of its office spaces. Deferred rent that will be recognized
within the 12 months after the balance sheet date is included within accrued expenses and other current liabilities, the remaining balance is recorded within other liabilities on the Company’s consolidated balance sheets.
Future minimum lease payments under
non-cancelable
operating leases as of June 30, 2022 are as follows (in
thousands):

Remainder of 2022	$879
2023	1,262
2024	1,299
2025	1,338
2026	1,379
Thereafter	4,006

Total minimum future lease payments	$10,163

Litigation — The Company is periodically involved in legal proceedings, legal actions and claims arising in the normal course of business. Management believes that the outcome of such legal proceedings, legal actions and claims will not have a significant adverse effect on the Company’s financial position, results of operations or cash flows.

Rigetti Holdings Inc [Member]
Commitments and Contingencies
6.	COMMITMENTS AND CONTINGENCIES
Leases
—The Company leases office spaces under noncancelable operating lease agreements, which expire in 2026. The Company is required to pay property taxes, insurance, and normal maintenance costs for certain of these facilities and will be required to pay any increases over the base year of these expenses on the remainder of the Company’s facilities.
The Company recognizes rent expense on a straight-line basis over the lease term. Rent expense for operating leases for the 11 months ended December 31, 2021 and year ended January 31, 2021, was $1,500,147 and $1,722,040, respectively. The Company has accrued $349,629 and $381,300 in deferred rent as of December 31, 2021 and January 31, 2021, respectively, primarily relating to one of its office spaces. Deferred rent that will be paid within the 12 months after the balance sheet date is included within accrued expenses and other current liabilities, the remaining balance is recorded within other liabilities on the Company’s consolidated balance sheets.
Future minimum lease payments under
non-cancelable
operating leases as of December 31, 2021 are as
follows:

Years Ending December 31,
2022	$1,807,759
2023	901,316
2024	928,355
2025	956,206
2026	81,262

Total minimum future lease payments	$4,674,898

Litigation
—The Company is periodically involved in legal proceedings, legal actions and claims arising in the normal course of business, including proceedings relating to product liability, intellectual property, safety and health, employment and other matters. Management believes that the outcome of such legal proceedings, legal actions and claims will not have a significant adverse effect on the Company’s financial position, results of operations or cash flows.